(35) COMMITMENTS	12 Months Ended
Dec. 31, 2018
Commitments
COMMITMENTS

The Group’s commitments, mainly related to long term agreements for energy purchases and power plant constructions, at December 31, 2018 are as follows:

Commitments at December 31, 2018	Duration	Less than 1 year	1-3 years	4-5 years	More than 5 years	Total
Rentals	Up to 9 years	8,973	13,671	13,041	10,003	45,688
Energy purchase agreements (except Itaipu)	Up to 26 years	11,799,846	20,935,148	21,321,793	53,391,392	107,448,179
Energy purchase from Itaipu	Up to 26 years	2,726,836	5,474,503	5,740,138	18,536,806	32,478,283
Energy system service charges	Up to 31 years	2,461,362	6,499,568	8,296,273	30,353,340	47,610,543
GSF renegotiation	Up to 29 years	7,580	43,696	52,356	312,498	416,130
Power plant construction projects	Up to 2 years	39,459	2,028	-	-	41,487
Trade payables	Up to 16 years	125,394	280,971	316,999	1,500,320	2,223,684
Other commitments related to the operation of concessions	Up to 14 years	13,408	28,636	31,529	186,980	260,553
Total		17,182,858	33,278,221	35,772,129	104,291,339	190,524,547

The power plant construction projects include commitments made basically to construction related to the subsidiaries of the renewable energy segment.